Machinery, equipment and improvements on leased buildings	12 Months Ended
Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Abstract]
Machinery, equipment and improvements on leased buildings
8.	Machinery, equipment and improvements on leased buildings

As of December 31, 2015, 2016 and 2017, the machinery, equipment and improvements on leased buildings are comprised as follows:

	Balance as of January 1, 2015		Additions		Divestitures		Currency translation effect		Balance as of December 31, 2015
Investment:
Machinery and equipment	Ps.	1,182,501	Ps.	670,607	Ps.	(9,306)	Ps.	63,429	Ps.	1,907,231
Office furniture and equipment		143,538		27,737		(435)		3,848		174,688
Computer equipment		303,645		193,369		(972)		12,331		508,373
Transportation equipment		27,734		13,253		(4,984)		844		36,847
Communication equipment		19,542		9,316		(330)		—		28,528
Improvements on leased buildings		16,473		—		—		—		16,473
Total investment		1,693,433		914,282		(16,027)		80,452		2,672,140

	Balance as of January 1, 2015		Additions		Divestitures		Currency translation effect		Balance as of December 31, 2015
Accumulated depreciation:
Machinery and equipment		(536,137)		(123,293)		7,337		(29,543)		(681,636)
Office furniture and equipment		(84,697)		(12,636)		435		(3,232)		(100,130)
Computer equipment		(219,851)		(65,456)		972		(9,313)		(293,648)
Transportation equipment		(25,564)		(1,783)		4,984		(809)		(23,172)
Communication equipment		(10,723)		(2,515)		126		—		(13,112)
Improvements on leased buildings		(3,808)		(1,041)		—		—		(4,849)
Total accumulated depreciation		(880,780)		(206,724)		13,854		(42,897)		(1,116,547)
Net amounts	Ps.	812,653	Ps.	707,558	Ps.	(2,173)	Ps.	37,555	Ps.	1,555,593

	Balance as of January 1, 2016		Additions		Divestitures		Currency translation effect		Balance as of December 31, 2016
Investment:
Machinery and equipment	Ps.	1,907,231	Ps.	155,957	Ps.	(16,257)	Ps.	134,374	Ps.	2,181,305
Office furniture and equipment		174,688		39,878		(14,182)		8,292		208,676
Computer equipment		508,373		90,195		(28,346)		26,430		596,652
Transportation equipment		36,847		4,081		(1,000)		2,109		42,037
Communication equipment		28,528		1,904		(2,208)		—		28,224
Improvements on leased buildings		16,473		24,985		—		—		41,458
Total investment		2,672,140		317,000		(61,993)		171,205		3,098,352
Accumulated depreciation:
Machinery and equipment		(681,636)		(189,241)		15,838		(71,797)		(926,836)
Office furniture and equipment		(100,130)		(10,238)		12,330		(10,015)		(108,053)
Computer equipment		(293,648)		(86,520)		27,888		(24,753)		(377,033)
Transportation equipment		(23,172)		(5,469)		1,000		(2,733)		(30,374)
Communication equipment		(13,112)		(2,879)		1,710		—		(14,281)
Improvements on leased buildings		(4,849)		(6,533)		—		—		(11,382)
Total accumulated depreciation		(1,116,547)		(300,880)		58,766		(109,298)		(1,467,959)

Net amounts	Ps.	1,555,593	Ps.	16,120	Ps.	(3,227)	Ps.	61,907	Ps.	1,630,393

	Balance as of January 1, 2017		Additions		Divestitures		Currency translation effect		Balance as of December 31, 2017
Investment:
Machinery and equipment	Ps.	2,181,305	Ps.	175,457	Ps.	(49,970)	Ps.	(37,872)	Ps.	2,268,920
Office furniture and equipment		208,676		40,958		(6,427)		(2,309)		240,898
Computer equipment		596,652		136,915		(12,751)		(10,232)		710,584
Transportation equipment		42,037		6,650		(1,220)		(399)		47,068
Communication equipment		28,224		2,386		(178)		—		30,432
Improvements on leased buildings		41,458		30,140		—		—		71,598
Total investment		3,098,352		392,506		(70,546)		(50,812)		3,369,500
Accumulated depreciation:
Machinery and equipment		(926,836)		(195,382)		33,308		17,339		(1,071,571)
Office furniture and equipment		(108,053)		(16,363)		5,641		1,682		(117,093)
Computer equipment		(377,033)		(101,207)		11,373		7,354		(459,513)
Transportation equipment		(30,374)		(5,960)		1,220		556		(34,558)
Communication equipment		(14,281)		(2,629)		134		—		(16,776)
Improvements on leased buildings		(11,382)		(2,919)		—		—		(14,301)
Total accumulated depreciation		(1,467,959)		(324,460)		51,676		26,931		(1,713,812)
Net amounts	Ps.	1,630,393	Ps.	68,046	Ps.	(18,870)	Ps.	(23,881)	Ps.	1,655,688

Additions for investment and depreciation of machinery, equipment and improvements on leased buildings in 2015 include assets acquired as of April 1, 2015 by business combination, whose fair value at the acquisition date is shown below:

	2015 Net amounts
Machinery and equipment	Ps.	342,961
Office furniture and equipment		6,498
Computer equipment		31,626
Transportation equipment		342
Total	Ps.	381,427

During the years ended December 31, 2016 and 2017 no purchases of machinery, equipment and improvements on leased buildings by business combination took place.

As of December 31, 2015, 2016 and 2017, the net balances of machinery, equipment and improvements on leased buildings are:

	December 31, 2015		December 31, 2016		December 31, 2017
Net amounts:
Machinery and equipment	Ps.	1,225,595	Ps.	1,254,469	Ps.	1,197,349
Office furniture and equipment		74,558		100,623		123,805
Computer equipment		214,725		219,619		251,071
Transportation equipment		13,675		11,663		12,510
Communication equipment		15,416		13,943		13,656
Improvements on leased buildings		11,624	30,076			57,297
Total amounts	Ps.	1,555,593	Ps.	1,630,393	Ps.	1,655,688

The Company has several buildings under operating leasing for office use. In Notes 33, the costs and obligations under these leases are disclosed.